17. Advertising	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Advertising	The Company expenses advertising costs as incurred. Advertising expenses for the years ended December 31, 2015 and 2014 were $25,097 and $4,435, respectively.